Share capital - Deferred share units (Details) - DSUs	12 Months Ended
Dec. 31, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options granted | shares	44,623
Number of options outstanding, ending | shares	44,623
Weighted average exercise price, Options granted | $ / shares	$ 3.41
Weighted average exercise price, Options outstanding, ending | $ / shares	$ 3.41